UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 12/31/16

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                   as of December 31, 2016 (Unaudited)

Deutsche Mid Cap Growth Fund

	Shares	Value ($)
Common Stocks 97.8%
Consumer Discretionary 23.2%
Auto Components 0.9%
Tenneco, Inc.*	41,336	2,582,260
Diversified Consumer Services 1.0%
ServiceMaster Global Holdings, Inc.*	83,700	3,152,979
Hotels, Restaurants & Leisure 3.2%
Hilton Worldwide Holdings, Inc.	198,882	5,409,591
Panera Bread Co. "A"*	20,925	4,291,508
		9,701,099
Household Durables 6.3%
Mohawk Industries, Inc.*	25,411	5,074,069
Newell Brands, Inc.	110,362	4,927,663
Toll Brothers, Inc.*	132,763	4,115,653
Whirlpool Corp.	26,452	4,808,180
		18,925,565
Leisure Products 1.0%
Polaris Industries, Inc. (a)	37,959	3,127,442
Media 1.5%
Cinemark Holdings, Inc.	116,324	4,462,188
Specialty Retail 6.8%
Advance Auto Parts, Inc.	15,292	2,586,183
Burlington Stores, Inc.*	31,300	2,652,675
Ross Stores, Inc.	112,594	7,386,166
Ulta Salon, Cosmetics & Fragrance, Inc.*	24,091	6,141,760
Urban Outfitters, Inc.*	61,223	1,743,631
		20,510,415
Textiles, Apparel & Luxury Goods 2.5%
Carter's, Inc.	43,044	3,718,571
Hanesbrands, Inc.	182,623	3,939,178
		7,657,749
Consumer Staples 6.9%
Food & Staples Retailing 1.0%
Casey's General Stores, Inc.	24,700	2,936,336
Food Products 2.8%
Hain Celestial Group, Inc.*	64,872	2,531,954
McCormick & Co., Inc.	43,383	4,048,936
Mead Johnson Nutrition Co.	28,946	2,048,219
		8,629,109
Household Products 3.1%
Church & Dwight Co., Inc.	89,758	3,966,406
Spectrum Brands Holdings, Inc.	43,834	5,362,213
		9,328,619
Energy 4.1%
Energy Equipment & Services 1.7%
Core Laboratories NV (a)	21,977	2,638,119
RPC, Inc. (a)	129,800	2,571,338
		5,209,457
Oil, Gas & Consumable Fuels 2.4%
Diamondback Energy, Inc.*	21,497	2,172,487
EOG Resources, Inc.	21,700	2,193,870
Matador Resources Co.* (a)	108,809	2,802,920
		7,169,277
Financials 5.0%
Banks 2.1%
Signature Bank*	17,696	2,657,939
SVB Financial Group*	21,497	3,690,175
		6,348,114
Capital Markets 1.5%
Affiliated Managers Group, Inc.*	14,800	2,150,440
Lazard Ltd. "A"	59,738	2,454,635
		4,605,075
Insurance 1.4%
Aon PLC	36,800	4,104,304
Health Care 14.2%
Biotechnology 4.4%
Alkermes PLC*	45,988	2,556,013
BioMarin Pharmaceutical, Inc.*	51,506	4,266,757
Incyte Corp.*	27,129	2,720,225
Neurocrine Biosciences, Inc.*	29,200	1,130,040
United Therapeutics Corp.*	19,100	2,739,513
		13,412,548
Health Care Equipment & Supplies 1.7%
C.R. Bard, Inc.	23,231	5,219,077
Health Care Providers & Services 3.9%
Centene Corp.*	100,333	5,669,818
Henry Schein, Inc.*	19,900	3,019,029
Universal Health Services, Inc. "B"	28,438	3,025,234
		11,714,081
Health Care Technology 0.8%
Cerner Corp.*	49,900	2,363,763
Life Sciences Tools & Services 1.9%
Quintiles Transnational Holdings, Inc.*	43,800	3,330,990
VWR Corp.*	96,910	2,425,657
		5,756,647
Pharmaceuticals 1.5%
Akorn, Inc.*	98,849	2,157,874
Flamel Technologies SA (ADR)*	231,349	2,403,716
		4,561,590
Industrials 13.6%
Aerospace & Defense 1.1%
TransDigm Group, Inc.	13,200	3,286,272
Building Products 2.8%
A.O. Smith Corp.	87,288	4,133,087
Fortune Brands Home & Security, Inc.	82,595	4,415,529
		8,548,616
Electrical Equipment 1.5%
Acuity Brands, Inc.	19,554	4,514,236
Machinery 6.0%
IDEX Corp.	57,332	5,163,320
Middleby Corp.*	29,785	3,836,606
Parker-Hannifin Corp.	29,699	4,157,860
WABCO Holdings, Inc.*	46,684	4,955,506
		18,113,292
Trading Companies & Distributors 2.2%
HD Supply Holdings, Inc.*	98,487	4,186,683
United Rentals, Inc.*	23,897	2,523,045
		6,709,728
Information Technology 21.6%
Communications Equipment 1.3%
Palo Alto Networks, Inc.*	29,984	3,749,499
Electronic Equipment, Instruments & Components 5.2%
Amphenol Corp. "A"	81,800	5,496,960
Cognex Corp.	88,897	5,655,627
IPG Photonics Corp.*	47,235	4,662,567
		15,815,154
Internet Software & Services 1.5%
CoStar Group, Inc.*	24,217	4,564,663
IT Services 5.1%
Broadridge Financial Solutions, Inc.	73,677	4,884,785
Euronet Worldwide, Inc.*	46,047	3,335,184
Global Payments, Inc.	49,500	3,435,795
MAXIMUS, Inc.	24,049	1,341,694
WEX, Inc.*	21,925	2,446,830
		15,444,288
Semiconductors & Semiconductor Equipment 4.4%
Applied Materials, Inc.	112,608	3,633,860
Lam Research Corp.	50,833	5,374,573
NVIDIA Corp.	39,700	4,237,578
		13,246,011
Software 4.1%
Electronic Arts, Inc.*	68,400	5,387,184
Intuit, Inc.	35,182	4,032,209
Tyler Technologies, Inc.*	21,500	3,069,555
		12,488,948
Materials 4.6%
Chemicals 1.6%
Ashland Global Holdings, Inc.	9,745	1,065,031
Huntsman Corp.	205,821	3,927,065
		4,992,096
Construction Materials 1.8%
Eagle Materials, Inc.	55,022	5,421,317
Metals & Mining 1.2%
United States Steel Corp.	108,000	3,565,080
Real Estate 3.8%
Equity Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	35,200	4,427,456
Crown Castle International Corp.	47,700	4,138,929
Digital Realty Trust, Inc.	31,300	3,075,538
		11,641,923
Telecommunication Services 0.8%
Diversified Telecommunication Services
SBA Communications Corp. "A"*	23,789	2,456,452
Total Common Stocks (Cost $226,279,785)		296,035,269
Securities Lending Collateral 3.6%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.42% (b) (c) (Cost $10,813,357)	10,813,357	10,813,357
Cash Equivalents 2.1%
Deutsche Central Cash Management Government Fund, 0.49% (b) (Cost $6,387,044)	6,387,044	6,387,044
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $243,480,186) †	103.5	313,235,670
Other Assets and Liabilities, Net	(3.5)	(10,493,415)
Net Assets	100.0	302,742,255

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $244,652,956. At December 31, 2016, net unrealized appreciation for all securities based on tax cost was $68,582,714. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $76,519,811 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,937,097.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2016 amounted to $10,600,799, which is 3.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$296,035,269	$—	$—	$296,035,269
Short-Term Investments (d)	17,200,401	—	—	17,200,401
Total	$313,235,670	$—	$—	$313,235,670

There have been no transfers between fair value measurement levels during the period ended December 31, 2016.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Mid Cap Growth Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2017